General (Details) - Global Telematics [Member] - Subsidiary [Member] $ in Thousands	Oct. 07, 2016 USD ($)
Business Acquisition [Line Items]
Working capital, net	$ 334
Property and equipment	1,239
Other intangible assets	2,098
Goodwill	6,070
Deferred taxes	(714)
Payables for acquisition of investments in subsidiaries	(496)
Fair values of assets acquired and liabilities, Net	$ 8,531